File No.: 028-04701

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

  INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
        13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                   Report for the Quarter Ended MARCH 31, 2001
                (Please read instructions before preparing form)
                        If amended report check here: ( )

ABERDEEN ASSET MANAGEMENT PLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

ONE ALBYN PLACE, ABERDEEN AB10 1YG, SCOTLAND, UNITED KINGDOM
--------------------------------------------------------------------------------
Business Address             (Street)            (City)          (State)   (Zip)

BEVERLEY HENDRY, (954) 767-9900, EXECUTIVE DIRECTOR
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report

ATTENTION -- INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL VIOLATIONS. SEE 18 U.S.C. 1001 AND 15 U.S.C. 78FF(A).

         The institutional investment manager submitting this Form and its at tachments and the person by whom it is signed represent hereby that all informa tion contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of FORT LAUDERDALE and State of FLORIDA on the 10TH day of MAY, 2001.

                              ABERDEEN ASSET MANAGEMENT PLC
                              ------------------------------------------
                              (Name of Institutional Investment Manager)

                                By: /s/ Beverley Hendry
                                    --------------------------------------------
                                    Manual Signature of Person Duly Authorized
                                    to Submit This Report)

Name and 13F file numbers of All Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report) (List in alphabetical order). 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                   13F File No.:
1. ABERDEEN FUND MANAGERS INC.            028-04701
   ------------------------------       -------------
2. SCOTTISH PROVIDENT INSTITUTION         028-04701
   ------------------------------       -------------
3.
   ------------------------------       -------------

   * The Reporting Manager and Scottish Provident Institution does not have formal investment discretion with respect to the securities in the indicated rows, but may be deemed to be part of a group exercising such investment discretion. Such group, if any, would include the managers identified in Item 7 of such rows. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager and Scottish Provident Institution exercise investment discretion or is a member of such a group with respect to such securities.

         The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person (including other managers named herein) is the beneficial owner of any securities.

                                                             File No.: 028-04701

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

  INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
        13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                   Report for the Quarter Ended MARCH 31, 2001
                (Please read instructions before preparing form)
                        If amended report check here: ( )

ABERDEEN FUND MANAGERS INC.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

ONE FINANCIAL PLAZA, SUITE 2210, 100 S.E. 3RD AVENUE, FORT LAUDERDALE, FL 33394
--------------------------------------------------------------------------------
Business Address             (Street)            (City)          (State)   (Zip)

BEVERLEY HENDRY, (954) 767-9900, CHIEF EXECUTIVE OFFICER
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report

ATTENTION -- INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL VIOLATIONS. SEE 18 U.S.C. 1001 AND 15 U.S.C. 78FF(A).

         The institutional investment manager submitting this Form and its at tachments and the person by whom it is signed represent hereby that all informa tion contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of FORT LAUDERDALE and State of FLORIDA on the 10TH day of MAY, 2001.

                               ABERDEEN FUND MANAGERS INC.
                               ------------------------------------------
                               (Name of Institutional Investment Manager)

                                By: /s/ Beverley Hendry
                                    --------------------------------------------
                                    Manual Signature of Person Duly Authorized
                                    to Submit This Report)

Name and 13F file numbers of All Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report) (List in alphabetical order). 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                   13F File No.:
1.
  ----------------------------          -------------
2.
  ----------------------------          -------------
3.
  ----------------------------          -------------


Aberdeen Asset Management PLC is the Reporting Manager filing this report on behalf of Aberdeen Fund Managers Inc.

   * The Reporting Manager and Scottish Provident Institution does not have formal investment discretion with respect to the securities in the indicated rows, but may be deemed to be part of a group exercising such investment discretion. Such group, if any, would include the managers identified in Item 7 of such rows. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager and Scottish Provident Institution exercise investment discretion or is a member of such a group with respect to such securities.

         The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person (including other managers named herein) is the beneficial owner of any securities.

                                                             File No.: 028-04701
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

  INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
        13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                   Report for the Quarter Ended MARCH 31, 2001
                (Please read instructions before preparing form)
                        If amended report check here: ( )

SCOTTISH PROVIDENT INSTITUTION
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

7-11 MELVILLE STREET, EDINBURGH, EH3 7YZ, SCOTLAND
--------------------------------------------------------------------------------
Business Address             (Street)            (City)          (State)   (Zip)

GORDON HENDERSON, 441315-271100,  GROUP SECRETARY
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report

ATTENTION -- INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL VIOLATIONS. SEE 18 U.S.C. 1001 AND 15 U.S.C. 78FF(A).

         The institutional investment manager submitting this Form and its attach ments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of EDINBURGH and State of SCOTLAND on the 10th day of MAY, 2001.

                             SCOTTISH PROVIDENT INSTITUTION
                             ------------------------------------------
                             (Name of Institutional Investment Manager)

                              By: /s/ Beverley Hendry
                                  ----------------------------------------------
                                  Manual Signature of Person Duly Authorized
                                  to Submit This Report)

Name and 13F file numbers of All Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report) (List in alphabetical order). 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                   13F File No.:
1.
  ----------------------------          -------------
2.
  ----------------------------          -------------
3.
  ----------------------------          -------------

Aberdeen Asset Management PLC is the Reporting Manager and is filing this report on behalf of Scottish Provident Institution.

   * The Reporting Manager and Scottish Provident Institution does not have formal investment discretion with respect to the securities in the indicated rows, but may be deemed to be part of a group exercising such investment discretion. Such group, if any, would include the managers identified in Item 7 of such rows. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager and Scottish Provident Institution exercise investment discretion or is a member of such a group with respect to such securities.

         The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person (including other managers named herein) is the beneficial owner of any securities.

-----------------------------------------------------------------------------------------------------------------------------------
               Item 1                      Item 2    Item 3       Item 4       Item 5          Item 6      Item 7      Item 8
                                           -------  ---------  -------------  --------  ------------------ ------ -----------------
                                                                                             Investment
                                                                                             Discretion    Mngrs  Voting Authority
                                           -------  ---------  -------------  --------  ------------------        -----------------
                                           Title of  CUSIP      Fair Market            (a)  (b)Shrd (c)Shrd       (Shares) (b) (c)
           Name of Issuer                   Class    Number        Value       Shares  Sole as dfnd  Other        (a)Sole Shrd None
-----------------------------------------  -------  ---------  -------------  --------  ------------------ ------ -----------------
ACE                                        Com Stk  G0070K103     18,498,060    543,100   0    543,100   0  1,2    543,100   0   0
ADOLOR CORP.                               Com Stk  00724X102        164,425      9,000   0      9,000   0  1,2      9,000   0   0
ADVANCED ENERGY IND.                       Com Stk  007973100        111,345      4,100   0      4,100   0  1,2      4,100   0   0
AES                                        Com Stk  00130H105      3,525,616     72,800   0     72,800   0  1,2     72,800   0   0
AFFILIATED MANAGERS                        Com Stk  008252108        333,345      7,300   0      7,300   0  1,2      7,300   0   0
ALBERTO-CULVER                             Com Stk  013068200        128,380      4,000   0      4,000   0  1,2      4,000   0   0
ALBERTSON'S                                Com Stk  013104104      1,184,290     37,700   0     37,700   0  1,2     37,700   0   0
ALCOA                                      Com Stk  013817101        872,252     25,200   0     25,200   0  1,2     25,200   0   0
ALLIANT TECHSYSTEM                         Com Stk  018804104        342,083      4,000   0      4,000   0  1,2      4,000   0   0
ALLTEL                                     Com Stk  020039103        250,660      4,800   0      4,800   0  1,2      4,800   0   0
AMBAC FINANCIAL                            Com Stk  023139108      6,506,577    108,100   0    108,100   0  1,2    108,100   0   0
AMDOCS                                     Com Stk  002256908     23,800,928    513,340   0    513,340   0  1,2    513,340   0   0
AMERICAN HOME PROD                         Com Stk  026609107     18,307,595    316,900   0    316,900   0  1,2    316,900   0   0
AMERICAN INTL GRP                          Com Stk  026874107      8,600,718    111,500   0    111,500   0  1,2    111,500   0   0
AMERICAN RESOURCE MAN.                     Com Stk  029274107         16,973     25,000   0     25,000   0  1,2     25,000   0   0
AMERICREDIT                                Com Stk  03060R101        384,073     12,000   0     12,000   0  1,2     12,000   0   0
AMGEN                                      Com Stk  031162100     27,379,297    464,500   0    464,500   0  1,2    464,500   0   0
ANADARKO PETROLEUM                         Com Stk  032511107     11,453,671    192,950   0    192,950   0  1,2    192,950   0   0
ANALOG DEVICES                             Com Stk  032654105     20,419,859    564,961   0    564,961   0  1,2    564,961   0   0
ANHEUSER BUSCH                             Com Stk  03664P105     20,758,790    462,300   0    462,300   0  1,2    462,300   0   0
AOL TIME WARNER                            Com Stk  00184A105     54,504,524  1,354,415   0  1,354,415   0  1,2  1,354,415   0   0
APACHE CORP                                Com Stk  037411105      1,040,753     19,200   0     19,200   0  1,2     19,200   0   0
APPLIED MATERIALS                          Com Stk  038222105     35,350,709    785,665   0    785,665   0  1,2    785,665   0   0
ART TECHNOLOGY GROUP                       Com Stk  04289L107        323,171     22,000   0     22,000   0  1,2     22,000   0   0
AT HOME SERIES 'A'                         Com Stk  045919107        131,244     30,000   0     30,000   0  1,2     30,000   0   0
ATMEL                                      Com Stk  049513104     14,164,314  1,461,715   0  1,461,715   0  1,2  1,461,715   0   0
AZUL HOLDINGS                              Com Stk  5500Q1067         10,781      6,850   0      6,850   0  1,2      6,850   0   0
BALLARD POWER SYSTEMS                      Com Stk  05858H104     20,899,834    565,305   0    565,305   0  1,2    565,305   0   0
BALLY TOTAL FITNESS                        Com Stk  05873K108        144,092      5,100   0      5,100   0  1,2      5,100   0   0
BANK OF AMERICA                            Com Stk  060505104        309,735      5,900   0      5,900   0  1,2      5,900   0   0
BANK OF NEW YORK                           Com Stk  064057102     21,021,345    438,900   0    438,900   0  1,2    438,900   0   0
BANK ONE CORP.                             Com Stk  06423A103        425,668     12,000   0     12,000   0  1,2     12,000   0   0
BAXTER INTL LABS                           Com Stk  071813109     14,326,612    154,400   0    154,400   0  1,2    154,400   0   0
BEA SYSTEMS                                Com Stk  733251021     16,551,113    640,000   0    640,000   0  1,2    640,000   0   0

-----------------------------------------------------------------------------------------------------------------------------------
               Item 1                      Item 2    Item 3       Item 4       Item 5          Item 6      Item 7      Item 8
                                           -------  ---------  -------------  --------  ------------------ ------ -----------------
                                                                                             Investment
                                                                                             Discretion    Mngrs  Voting Authority
                                           -------  ---------  -------------  --------  ------------------        -----------------
                                           Title of  CUSIP      Fair Market            (a)  (b)Shrd (c)Shrd       (Shares) (b) (c)
           Name of Issuer                   Class    Number        Value       Shares  Sole as dfnd  Other        (a)Sole Shrd None
-----------------------------------------  -------  ---------  -------------  --------  ------------------ ------ -----------------
BERKSHIRE HATHAWAY                         Com Stk  084670207        893,869        430   1        430   1  1,3        430   0   0
BIOPURE                                    Com Stk  09065H105        106,012      7,600   0      7,600   0  1,2      7,600   0   0
BLACK BOX                                  Com Stk  091826107        109,863      2,500   0      2,500   0  1,2      2,500   0   0
BMC SOFTWARE                               Com Stk  055921100     27,456,595  1,393,640   0  1,393,640   0  1,2  1,393,640   0   0
BOEING                                     Com Stk  055921100      1,077,427     19,500   0     19,500   0  1,2     19,500   0   0
BRISTOL MYERS SQUIBB                       Com Stk  110122108      7,100,486    120,700   0    120,700   0  1,2    120,700   0   0
BROCADE COMMUNICATIONS                     Com Stk  111621108      8,639,891    452,375   0    452,375   0  1,2    452,375   0   0
CALPINE                                    Com Stk  131347106     23,143,978    419,100   0    419,100   0  1,2    419,100   0   0
CAPSTONE TURBINE                           Com Stk  14067D102        109,320      4,100   0      4,100   0  1,2      4,100   0   0
CARDINAL HEALTH                            Com Stk  14149Y108        305,095      3,300   0      3,300   0  1,2      3,300   0   0
CATERPILLAR                                Com Stk  149123101        603,675     13,700   0     13,700   0  1,2     13,700   0   0
CHARLES RIVER LABS                         Com Stk  159864107        953,886     40,500   0     40,500   0  1,2     40,500   0   0
CHARTER COMMUNICATIONS                     Com Stk  16117M107        930,537     43,700   0     43,700   0  1,2     43,700   0   0
CHURCH & DWIGHT                            Com Stk  171340102        136,185      6,800   0      6,800   0  1,2      6,800   0   0
CIENA                                      Com Stk  171779101      9,981,643    245,405   0    245,405   0  1,2    245,405   0   0
CIGNA                                      Com Stk  125509109      1,050,773     10,100   0     10,100   0  1,2     10,100   0   0
CISCO SYSTEMS                              Com Stk  17275R102      6,921,424    459,592   0    459,592   0  1,2    459,592   0   0
CITIGROUP                                  Com Stk  172967101     36,370,823    823,934   0    823,934   0  1,2    823,934   0   0
COLGATE-PALMOLIVE                          Com Stk  941621039     14,076,939    263,000   0    263,000   0  1,2    263,000   0   0
COMMERCE ONE                               Com Stk  200693109        111,295     14,000   0     14,000   0  1,2     14,000   0   0
COMPAQ COMPUTER                            Com Stk  204493100     28,172,589  1,495,970   0  1,495,970   0  1,2  1,495,970   0   0
COMPUTER ASSOCIATES                        Com Stk  204912109     29,915,401  1,152,700   0  1,152,700   0  1,2  1,152,700   0   0
COMPUTER SCIENCES                          Com Stk  205363104     21,119,468    668,940   0    668,940   0  1,2    668,940   0   0
COMVERSE TECHNOLOGY                        Com Stk  205862402     26,799,901    457,410   0    457,410   0  1,2    457,410   0   0
CONCORD EFS                                Com Stk  206197105      7,603,538    171,100   0    171,100   0  1,2    171,100   0   0
CONSTELLATION ENERGY                       Com Stk  210371100        638,591     15,000   0     15,000   0  1,2     15,000   0   0
COX COMMUNICATIONS                         Com Stk  224044107        101,392      2,300   0      2,300   0  1,2      2,300   0   0
CREE                                       Com Stk  225447101      5,562,366    375,755   0    375,755   0  1,2    375,755   0   0
CROWN CASTLE INTERNAT                      Com Stk  228227104      1,005,658     65,700   0     65,700   0  1,2     65,700   0   0
CVS                                        Com Stk  126650100     16,684,909    299,300   0    299,300   0  1,2    299,300   0   0
CYPRESS SEMICONDUCTOR                      Com Stk  232806109      8,355,588    476,410   0    476,410   0  1,2    476,410   0   0
CYTYC CORP                                 Com Stk  232946103        168,036      9,900   0      9,900   0  1,2      9,900   0   0
DELL COMPUTERS                             Com Stk  247025109     45,421,584  1,707,465   0  1,707,465   0  1,2  1,707,465   0   0
DELTA AIR LINES                            Com Stk  247361108        223,976      5,700   0      5,700   0  1,2      5,700   0   0
DENSTSPLY INTERNATIONAL                    Com Stk  249030107        322,184      9,000   0      9,000   0  1,2      9,000   0   0
DEVRY                                      Com Stk  251893103        189,755      6,300   0      6,300   0  1,2      6,300   0   0
DOMINION RESOURCES                         Com Stk  25746U109      6,706,264    107,400   0    107,400   0  1,2    107,400   0   0
DOVER CORP.                                Com Stk  260003108        197,650      5,600   0      5,600   0  1,2      5,600   0   0
DU PONT                                    Com Stk  260561105      6,054,952    147,000   0    147,000   0  1,2    147,000   0   0

-----------------------------------------------------------------------------------------------------------------------------------
               Item 1                      Item 2    Item 3       Item 4       Item 5          Item 6      Item 7      Item 8
                                           -------  ---------  -------------  --------  ------------------ ------ -----------------
                                                                                             Investment
                                                                                             Discretion    Mngrs  Voting Authority
                                           -------  ---------  -------------  --------  ------------------        -----------------
                                           Title of  CUSIP      Fair Market            (a)  (b)Shrd (c)Shrd       (Shares) (b) (c)
           Name of Issuer                   Class    Number        Value       Shares  Sole as dfnd  Other        (a)Sole Shrd None
-----------------------------------------  -------  ---------  -------------  --------  ------------------ ------ -----------------
DUANE READ                                 Com Stk  263578106        140,937      4,200   0      4,200   0  1,2      4,200   0   0
DUKE ENERGY                                Com Stk  264399106      1,749,964     42,700   0     42,700   0  1,2     42,700   0   0
EASTMAN KODAK                              Com Stk  277461109        201,852      5,000   0      5,000   0  1,2      5,000   0   0
EBAY                                       Com Stk  278642103     14,634,762    434,270   0    434,270   0  1,2    434,270   0   0
EDUCATION MANAGEMENT                       Com Stk  28139T101        376,190     11,500   0     11,500   0  1,2     11,500   0   0
EL PASO CORP.                              Com Stk  28336L109     13,639,698    218,300   0    218,300   0  1,2    218,300   0   0
ELECTRONIC ARTS                            Com Stk  285512109     11,583,927    209,000   0    209,000   0  1,2    209,000   0   0
ELECTRONIC DATA SYSTEMS                    Com Stk  285661104     47,823,346    891,840   0    891,840   0  1,2    891,840   0   0
EMC CORP                                   Com Stk  268648102     20,177,298    704,550   0    704,550   0  1,2    704,550   0   0
EMULEX                                     Com Stk  292475209         36,662      2,000   0      2,000   0  1,2      2,000   0   0
ENRON CORP                                 Com Stk  293561106     16,517,284    302,400   0    302,400   0  1,2    302,400   0   0
ENTERGY                                    Com Stk  29364G103      1,002,094     27,300   0     27,300   0  1,2     27,300   0   0
EOG RESOURCES                              Com Stk  26875P101      3,741,287     94,500   0     94,500   0  1,2     94,500   0   0
ESTEE LAUDER                               Com Stk  518439104      3,662,973    103,609   0    103,609   0  1,2    103,609   0   0
EXODUS COMMUNICATIONS                      Com Stk  302088109      5,386,091    572,230   0    572,230   0  1,2    572,230   0   0
EXPRESS SCRIPTS                            Com Stk  302182100        167,526      2,000   0      2,000   0  1,2      2,000   0   0
EXXON MOBIL                                Com Stk  30231G102     15,781,769    204,125   0    204,125   0  1,2    204,125   0   0
FANNIE MAE                                 Com Stk  313586109      6,678,117     85,600   0     85,600   0  1,2     85,600   0   0
FEDERAL DEPT. STORES                       Com Stk  31410H101      5,610,511    138,400   0    138,400   0  1,2    138,400   0   0
FIRST DATA CORP                            Com Stk  319963104     14,027,799    236,000   0    236,000   0  1,2    236,000   0   0
FLEXTRONICS INTERNATIONAL                  Com Stk  999000020        688,906     43,600   0     43,600   0  1,2     43,600   0   0
FORD MOTOR                                 Com Stk  345370860        292,659     10,402   0     10,402   0  1,2     10,402   0   0
FREDDIE MAC                                Com Stk  313400301     23,406,789    370,000   0    370,000   0  1,2    370,000   0   0
GANNETT                                    Com Stk  364730101        471,173      8,000   0      8,000   0  1,2      8,000   0   0
GAP                                        Com Stk  364760108        577,850     24,700   0     24,700   0  1,2     24,700   0   0
GENENTECH                                  Com Stk  368710406     17,030,719    356,610   0    356,610   0  1,2    356,610   0   0
GENERAL DYNAMICS                           Com Stk  369550108        770,841     12,600   0     12,600   0  1,2     12,600   0   0
GENERAL ELECTRIC                           Com Stk  369604103     44,313,528  1,083,884   0  1,083,884   0  1,2  1,083,884   0   0
GENUINE PARTS                              Com Stk  372460105        319,437     12,700   0     12,700   0  1,2     12,700   0   0
GENZYME                                    Com Stk  372917104     21,698,598    237,540   0    237,540   0  1,2    237,540   0   0
GOLDEN STATE BANCORP                       Com Stk  381197102        136,033      5,000   0      5,000   0  1,2      5,000   0   0
GOLDEN WEST FINANCIAL                      Com Stk  381317106      6,048,179     97,400   0     97,400   0  1,2     97,400   0   0
GOLDMAN SACHS GROUP                        Com Stk  38141G104      2,270,751     26,100   0     26,100   0  1,2     26,100   0   0
GUIDANT CORP                               Com Stk  401698105         91,347      2,000   0      2,000   0  1,2      2,000   0   0
HALLIBURTON CO.                            Com Stk  406216101        277,537      8,000   0      8,000   0  1,2      8,000   0   0
HARMAN INTERNATIONAL                       Com Stk  413086109        118,030      4,800   0      4,800   0  1,2      4,800   0   0
HCA-HEALTHCARE                             Com Stk  404119109     17,756,268    448,500   0    448,500   0  1,2    448,500   0   0
HEALTH NET                                 Com Stk  42222G108        873,812     44,000   0     44,000   0  1,2     44,000   0   0
HEALTHSOUTH CORP.                          Com Stk  421924101        195,345     15,100   0     15,100   0  1,2     15,100   0   0

-----------------------------------------------------------------------------------------------------------------------------------
               Item 1                      Item 2    Item 3       Item 4       Item 5          Item 6      Item 7      Item 8
                                           -------  ---------  -------------  --------  ------------------ ------ -----------------
                                                                                             Investment
                                                                                             Discretion    Mngrs  Voting Authority
                                           -------  ---------  -------------  --------  ------------------        -----------------
                                           Title of  CUSIP      Fair Market            (a)  (b)Shrd (c)Shrd       (Shares) (b) (c)
           Name of Issuer                   Class    Number        Value       Shares  Sole as dfnd  Other        (a)Sole Shrd None
-----------------------------------------  -------  ---------  -------------  --------  ------------------ ------ -----------------
HONEYWELL INTL                             Com Stk  438516106        838,863     21,000   0     21,000   0  1,2     21,000   0   0
HOT TOPIC                                  Com Stk  441339108        139,983      5,400   0      5,400   0  1,2      5,400   0   0
HOUSTON EXPLORATION                        Com Stk  442120101         91,574      3,300   0      3,300   0  1,2      3,300   0   0
HYDRIL                                     Com Stk  448774109        100,482      4,400   0      4,400   0  1,2      4,400   0   0
I2 TECHNOLOGIES                            Com Stk  465754109     10,009,992    727,270   0    727,270   0  1,2    727,270   0   0
IBP COM                                    Com Stk  449223106        112,530      5,000   0      5,000   0  1,2      5,000   0   0
ILLINOIS TOOL WORKS                        Com Stk  452308109        515,502      9,200   0      9,200   0  1,2      9,200   0   0
IN FOCUS                                   Com Stk  45665B106        108,525      6,980   0      6,980   0  1,2      6,980   0   0
INTEGRATED DEVICE                          Com Stk  581181066      7,504,797    238,080   0    238,080   0  1,2    238,080   0   0
INTEL CORP                                 Com Stk  458140100     40,025,610  1,525,864   0  1,525,864   0  1,2  1,525,864   0   0
IBM                                        Com Stk  459200101     58,794,823    626,440   0    626,440   0  1,2    626,440   0   0
INTERNATIONAL PAPER                        Com Stk  460146103        634,505     18,300   0     18,300   0  1,2     18,300   0   0
INTERSIL HOLDING                           Com Stk  460695109      6,872,346    346,600   0    346,600   0  1,2    346,600   0   0
JOHNSON & JOHNSON                          Com Stk  478160104      6,755,354     77,400   0     77,400   0  1,2     77,400   0   0
JP MORGAN CHASE                            Com Stk  46625H100     25,024,927    589,320   0    589,320   0  1,2    589,320   0   0
JUNIPER NETWORKS                           Com Stk  48203R104      7,025,787    180,570   0    180,570   0  1,2    180,570   0   0
KIMBERLY CLARK                             Com Stk  494368103        157,848      2,400   0      2,400   0  1,2      2,400   0   0
L-3 COMMUNICATIONS                         Com Stk  502424104      1,155,665     15,100   0     15,100   0  1,2     15,100   0   0
LAFARGE CORP.                              Com Stk  505862102        122,889      4,000   0      4,000   0  1,2      4,000   0   0
LAM RESEARCH                               Com Stk  512807108        353,464     13,900   0     13,900   0  1,2     13,900   0   0
LEAP WIRELESS                              Com Stk  521863100        285,003     10,400   0     10,400   0  1,2     10,400   0   0
LEVEL 3 COMMUNICATIONS                     Com Stk  52729N100      8,706,242    514,810   0    514,810   0  1,2    514,810   0   0
LEXMARK INTL.                              Com Stk  529771107      6,840,251    152,400   0    152,400   0  1,2    152,400   0   0
LIFE POINT HOSPITALS                       Com Stk  53219L109        108,432      3,200   0      3,200   0  1,2      3,200   0   0
LINEAR TECHNOLOGY                          Com Stk  535678106     20,658,549    496,600   0    496,600   0  1,2    496,600   0   0
LOCKHEED MARTIN                            Com Stk  539830109     19,064,429    536,400   0    536,400   0  1,2    536,400   0   0
LOEWS CORP.                                Com Stk  540424108        767,687     13,600   0     13,600   0  1,2     13,600   0   0
LOUIS DREYFUS NATURAL                      Com Stk  546011107        826,069     22,700   0     22,700   0  1,2     22,700   0   0
LOWE'S CO.                                 Com Stk  548661107        608,150     10,500   0     10,500   0  1,2     10,500   0   0
LSI LOGIC                                  Com Stk  502161102     14,761,404    908,675   0    908,675   0  1,2    908,675   0   0
MARSH & MCLENNAN                           Com Stk  717481023        589,046      6,400   0      6,400   0  1,2      6,400   0   0
MBNA                                       Com Stk  55262L100     16,452,719    519,500   0    519,500   0  1,2    519,500   0   0
MCDATA                                     Com Stk  580031201          5,559        316   0        316   0  1,2        316   0   0
MCDONALD'S CORP.                           Com Stk  580135101        829,267     31,700   0     31,700   0  1,2     31,700   0   0
MCGRAW-HILL                                Com Stk  806451093     11,318,342    195,450   0    195,450   0  1,2    195,450   0   0
MCKESSON HBOC                              Com Stk  58155Q103        206,050      7,800   0      7,800   0  1,2      7,800   0   0
MCLEODUSA                                  Com Stk  582266102     10,509,882  1,158,370   0  1,158,370   0  1,2  1,158,370   0   0
MEDIMMUNE                                  Com Stk  584699102     15,523,112    454,800   0    454,800   0  1,2    454,800   0   0
MEDTRONIC                                  Com Stk  585055106     20,243,799    438,300   0    438,300   0  1,2    438,300   0   0

-----------------------------------------------------------------------------------------------------------------------------------
               Item 1                      Item 2    Item 3       Item 4       Item 5          Item 6      Item 7      Item 8
                                           -------  ---------  -------------  --------  ------------------ ------ -----------------
                                                                                             Investment
                                                                                             Discretion    Mngrs  Voting Authority
                                           -------  ---------  -------------  --------  ------------------        -----------------
                                           Title of  CUSIP      Fair Market            (a)  (b)Shrd (c)Shrd       (Shares) (b) (c)
           Name of Issuer                   Class    Number        Value       Shares  Sole as dfnd  Other        (a)Sole Shrd None
-----------------------------------------  -------  ---------  -------------  --------  ------------------ ------ -----------------
MELLON FINANCIAL CORP                      Com Stk  58551A108      5,492,010    140,900   0    140,900   0  1,2    140,900   0   0
MERCK                                      Com Stk  589331107        857,320     11,700   0     11,700   0  1,2     11,700   0   0
MERCURY COMPUTER SYS                       Com Stk  589378108        104,321      2,700   0      2,700   0  1,2      2,700   0   0
MERCURY INTERACTIVE                        Com Stk  589405109     10,715,122    267,910   0    267,910   0  1,2    267,910   0   0
MERRILL LYNCH                              Com Stk  590188108     17,719,517    323,300   0    323,300   0  1,2    323,300   0   0
MICROMUSE                                  Com Stk  595094103     26,816,916    754,735   0    754,735   0  1,2    754,735   0   0
MICRON TECHNOLOGY                          Com Stk  595112103     53,987,203  1,208,145   0  1,208,145   0  1,2  1,208,145   0   0
MICROSOFT                                  Com Stk  594918104     73,775,587  1,349,105   0  1,349,105   0  1,2  1,349,105   0   0
MID ATLANTIC MED SVCS                      Com Stk  59523C107        861,468     43,400   0     43,400   0  1,2     43,400   0   0
MIRANT CORP.                               Com Stk  604675108        674,487     20,000   0     20,000   0  1,2     20,000   0   0
MITCHELL ENERGY & DEV.                     Com Stk  606592202        931,247     18,400   0     18,400   0  1,2     18,400   0   0
MOLEX                                      Com Stk  608554200        199,137      7,400   0      7,400   0  1,2      7,400   0   0
MONDAVI (ROBERT)                           Com Stk  609200100        134,243      3,000   0      3,000   0  1,2      3,000   0   0
MORGAN STANLEY                             Com Stk  617446448        233,248      4,400   0      4,400   0  1,2      4,400   0   0
NABORS INDUSTRIES                          Com Stk  629568106     13,215,609    262,400   0    262,400   0  1,2    262,400   0   0
NATIONAL SEMICONDUCTOR                     Com Stk  637640103     14,897,275    537,800   0    537,800   0  1,2    537,800   0   0
NORTHRUP GRUMMAN                           Com Stk  666807102      1,383,242     16,100   0     16,100   0  1,2     16,100   0   0
NOVELLUS SYSTEMS                           Com Stk  670008101     16,424,930    382,350   0    382,350   0  1,2    382,350   0   0
NRG ENERGY                                 Com Stk  629377102        705,101     20,400   0     20,400   0  1,2     20,400   0   0
ON ASSIGNMENT                              Com Stk  682159108         79,003      4,000   0      4,000   0  1,2      4,000   0   0
ONEOK                                      Com Stk  826801036        459,821     11,600   0     11,600   0  1,2     11,600   0   0
ONI SYSTEMS                                Com Stk  68273F103      6,643,093    381,670   0    381,670   0  1,2    381,670   0   0
OPENWAVE SYSTEMS                           Com Stk  683718100        170,103     10,600   0     10,600   0  1,2     10,600   0   0
ORACLE SYSTEMS                             Com Stk  68389X105        430,171     30,000   0     30,000   0  1,2     30,000   0   0
PALM INC.                                  Com Stk  696642107        158,006     20,000   0     20,000   0  1,2     20,000   0   0
PARKER HANNIFIN CORP.                      Com Stk  701094104        196,520      5,000   0      5,000   0  1,2      5,000   0   0
PEOPLESOFT                                 Com Stk  712713106      6,570,661    295,715   0    295,715   0  1,2    295,715   0   0
PEPSICO                                    Com Stk  134481081      6,675,722    156,300   0    156,300   0  1,2    156,300   0   0
PERFORMANCE FOOD                           Com Stk  713755106        350,575      7,100   0      7,100   0  1,2      7,100   0   0
PFIZER                                     Com Stk  717081103     31,740,336    803,724   0    803,724   0  1,2    803,724   0   0
PHARMACIA CORPORATION                      Com Stk  1713U1025     16,660,750    338,300   0    338,300   0  1,2    338,300   0   0
PHILIP MORRIS                              Com Stk  718154107     34,356,404    742,900   0    742,900   0  1,2    742,900   0   0
PRECISION CASTPARTS                        Com Stk  740189105        126,364      3,900   0      3,900   0  1,2      3,900   0   0
PROBUSINESS SERVICES                       Com Stk  742674104         97,766      4,500   0      4,500   0  1,2      4,500   0   0
PUBLIC SERVICE CO. OF NM                   Com Stk  744499104        107,030      3,900   0      3,900   0  1,2      3,900   0   0
QWEST COMMUNICATIONS                       Com Stk  491211097     20,353,911    586,200   0    586,200   0  1,2    586,200   0   0
RADIAN GROUP                               Com Stk  750236101        260,710      4,000   0      4,000   0  1,2      4,000   0   0
RATIONAL SOFTWARE                          Com Stk  75605L104     13,605,975    770,780   0    770,780   0  1,2    770,780   0   0
REDBACK NETWORKS                           Com Stk  572091012      4,739,379    396,300   0    396,300   0  1,2    396,300   0   0

-----------------------------------------------------------------------------------------------------------------------------------
               Item 1                      Item 2    Item 3       Item 4       Item 5          Item 6      Item 7      Item 8
                                           -------  ---------  -------------  --------  ------------------ ------ -----------------
                                                                                             Investment
                                                                                             Discretion    Mngrs  Voting Authority
                                           -------  ---------  -------------  --------  ------------------        -----------------
                                           Title of  CUSIP      Fair Market            (a)  (b)Shrd (c)Shrd       (Shares) (b) (c)
           Name of Issuer                   Class    Number        Value       Shares  Sole as dfnd  Other        (a)Sole Shrd None
-----------------------------------------  -------  ---------  -------------  --------  ------------------ ------ -----------------
ROYAL CARIBBEAN CRUISES                    Com Stk  000886286        200,865      9,000   0      9,000   0  1,2      9,000   0   0
SAFEWAY                                    Com Stk  865142084     11,181,279    206,500   0    206,500   0  1,2    206,500   0   0
SARA LEE                                   Com Stk  803111103        303,477     14,300   0     14,300   0  1,2     14,300   0   0
SBC COMMUNICATIONS                         Com Stk  78387G103     15,822,686    368,500   0    368,500   0  1,2    368,500   0   0
SCHERING-PLOUGH                            Com Stk  806605101     14,554,798    397,800   0    397,800   0  1,2    397,800   0   0
SCHLUMBERGER                               Com Stk  068571086      1,306,897     22,900   0     22,900   0  1,2     22,900   0   0
SCIENTIFIC ATLANTA                         Com Stk  808655104      9,070,523    220,000   0    220,000   0  1,2    220,000   0   0
SHAW GROUP                                 Com Stk  820280105        172,997      3,800   0      3,800   0  1,2      3,800   0   0
SIEBEL SYSTEMS                             Com Stk  826170102        214,683      8,400   0      8,400   0  1,2      8,400   0   0
SL GREEN REALTY CORP.                      Com Stk  78440X101        143,716      5,400   0      5,400   0  1,2      5,400   0   0
SONUS NETWORKS                             Com Stk  835916107      7,431,009    380,100   0    380,100   0  1,2    380,100   0   0
SPX                                        Com Stk  784635104        544,883      6,000   0      6,000   0  1,2      6,000   0   0
SUN MICROSYSTEMS                           Com Stk  866810104      8,941,325    615,930   0    615,930   0  1,2    615,930   0   0
SYNQUEST                                   Com Stk  87160X100         86,311     18,400   0     18,400   0  1,2     18,400   0   0
SYNTROLEUM                                 Com Stk  871630109         96,347      7,000   0      7,000   0  1,2      7,000   0   0
TARGET                                     Com Stk  87612E106     18,093,824    516,700   0    516,700   0  1,2    516,700   0   0
TCF FINANCIAL                              Com Stk  872275102        130,758      3,600   0      3,600   0  1,2      3,600   0   0
TELLABS                                    Com Stk  879664100     12,317,031    312,300   0    312,300   0  1,2    312,300   0   0
TERADYNE                                   Com Stk  880770102      9,264,665    272,800   0    272,800   0  1,2    272,800   0   0
TERAYON COMMUNICATIONS                     Com Stk  880775101        263,549     70,000   0     70,000   0  1,2     70,000   0   0
TEXACO                                     Com Stk  881694103        926,457     14,500   0     14,500   0  1,2     14,500   0   0
TEXAS INSTRUMENTS                          Com Stk  882508104     13,354,623    430,300   0    430,300   0  1,2    430,300   0   0
TRANSOCEAN SEDCO FOREX                     Com Stk  G90078109     13,977,178    334,600   0    334,600   0  1,2    334,600   0   0
TRIGON HEALTHCARE                          Com Stk  89618L100        720,210     14,300   0     14,300   0  1,2     14,300   0   0
TRIQUINT SEMICONDUCTOR                     Com Stk  89674K103      4,794,320    317,050   0    317,050   0  1,2    317,050   0   0
TRW                                        Com Stk  872649108        427,233     12,500   0     12,500   0  1,2     12,500   0   0
TYCO INTERNATIONAL                         Com Stk  902124106         91,574      2,200   0      2,200   0  1,2      2,200   0   0
UNISYS                                     Com Stk  909214108      9,839,465    733,700   0    733,700   0  1,2    733,700   0   0
UNITED TECHNOLOGIES                        Com Stk  913017109     18,935,283    257,200   0    257,200   0  1,2    257,200   0   0
UNITED HEALTH GROUP                        Com Stk  91324P102     21,087,268    369,500   0    369,500   0  1,2    369,500   0   0
UNIVERSAL HEALTH SERVICE                   Com Stk  913903100        352,214      4,100   0      4,100   0  1,2      4,100   0   0
USA EDUCATION                              Com Stk  0390U1025      1,394,579     19,600   0     19,600   0  1,2     19,600   0   0
UST                                        Com Stk  902911106        398,175     14,000   0     14,000   0  1,2     14,000   0   0
UTILICORP                                  Com Stk  918005109        617,679     19,700   0     19,700   0  1,2     19,700   0   0
VALICERT                                   Com Stk  91915Q105        112,641     50,000   0     19,700   0  1,2     19,700   0   0
VANS                                       Com Stk  921930103        216,024     10,000   0     10,000   0  1,2     10,000   0   0
VARCO                                      Com Stk  922126107        347,370     17,362   0     17,362   0  1,2     17,362   0   0
VERIZON COMMUNICATIONS                     Com Stk  2343V1044      1,351,819     28,400   0     28,400   0  1,2     28,400   0   0
VISTEON                                    Com Stk  92839U107        207,283     13,701   0     13,701   1  1,3     13,701   0   0

-----------------------------------------------------------------------------------------------------------------------------------
               Item 1                      Item 2    Item 3       Item 4       Item 5          Item 6      Item 7      Item 8
                                           -------  ---------  -------------  --------  ------------------ ------ -----------------
                                                                                             Investment
                                                                                             Discretion    Mngrs  Voting Authority
                                           -------  ---------  -------------  --------  ------------------        -----------------
                                           Title of  CUSIP      Fair Market            (a)  (b)Shrd (c)Shrd       (Shares) (b) (c)
           Name of Issuer                   Class    Number        Value       Shares  Sole as dfnd  Other        (a)Sole Shrd None
-----------------------------------------  -------  ---------  -------------  --------  ------------------ ------ -----------------
W.P. STEWART                               Com Stk  G84922106        108,876      5,000   0      5,000   0  1,2      5,000   0   0
WALGREEN                                   Com Stk  314221097      1,591,909     40,000   0     40,000   0  1,2     40,000   0   0
WAL MART                                   Com Stk  931142103     26,924,129    538,600   0    538,600   0  1,2    538,600   0   0
WASHINGTON MUTUAL                          Com Stk  939322103     10,239,149    192,900   0    192,900   0  1,2    192,900   0   0
WASTE MANAGEMENT                           Com Stk  94106L109        321,447     12,800   0     12,800   0  1,2     12,800   0   0
WATSON PHARMACEUTICAL                      Com Stk  942683103      1,072,761     20,400   0     20,400   0  1,2     20,400   0   0
WELLPOINT HEALTH                           Com Stk  94973H108      1,378,269     15,200   0     15,200   0  1,2     15,200   0   0
WELLS FARGO                                Com Stk  949746101     13,992,257    295,000   0    295,000   0  1,2    295,000   0   0
WORLDCOM                                   Com Stk  98157D106     15,058,050    799,900   0    799,900   0  1,2    799,900   0   0
XILINX                                     Com Stk  983919101     11,277,817    309,175   0    309,175   0  1,2    309,175   0   0
                                           ----------------------------------------------------------------------------------------
COLUMN TOTALS                                                  1,986,661,662
                                                               -------------